Financial and capital management - Market Risk Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 14, 2023 CAD ($)	Aug. 11, 2023 CAD ($)	May 11, 2023 CAD ($)	May 11, 2023 USD ($)	Feb. 09, 2023 CAD ($)
Disclosure of detailed information about hedged items [line items]
Early debt redemption costs	$ 0	$ 1
Gains (losses) on change in fair value of derivatives	$ 269	103
Currency risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	10.00%		10.00%
Currency risk | Top of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ (1)
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on equity	119
Currency risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	73
Sensitivity analysis for types of market risk, reasonably possible change in risk variable, impact on equity	$ (107)
Interest rate risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	1.00%		1.00%
Interest rate risk | Bottom of range
Disclosure of detailed information about hedged items [line items]
Reasonably possible change in risk variable impact on net earnings	$ 28
Equity price risk
Disclosure of detailed information about hedged items [line items]
Percentage of possible change in risk variable	5.00%		5.00%
Reasonably possible change in risk variable impact on net earnings	$ (18)
Gains (losses) on change in fair value of derivatives	269	103
Interest rate swap contract | Maturing in 2025
Disclosure of detailed information about hedged items [line items]
Notional amount	50
Interest rate swap contract | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		644
Financial assets, at fair value	21
Interest rate swap contract | Currency risk | Maturing in 2026
Disclosure of detailed information about hedged items [line items]
Notional amount	324		$ 240
Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets	6
Interest rate swap contract | Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount		491		$ 360
Financial assets, at fair value	28	28
Fair value	15	15
Forward Starting Interest Rate Swap
Disclosure of detailed information about hedged items [line items]
Notional amount	1,080		800
Notional amount, swaps terminated	338		250
Notional amount, swaps unterminated	742		550
Forward Starting Interest Rate Swap | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount			400
Notional amount, swaps unterminated	275
Forward Starting Interest Rate Swap | Maturing In 2035
Disclosure of detailed information about hedged items [line items]
Notional amount			400
Notional amount, swaps unterminated	275
Forward Starting Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets	38
Hedging instrument, assets terminated	7
Interest Rate Swaptions | Maturing in 2024
Disclosure of detailed information about hedged items [line items]
Notional amount	289		214
Interest Rate Floor | Maturing in 2029
Disclosure of detailed information about hedged items [line items]
Notional amount	350
Interest Rate Floor | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities	2
Interest Rate Options | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets	1
Amortizing Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Fair value	4	2
Amortizing Interest Rate Swap | Interest rate risk | Maturing in 2028
Disclosure of detailed information about hedged items [line items]
Notional amount	123	197
Forward contract | Equity price risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, liabilities	429	162
Series US-9 Notes | Currency risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	5
Series US-9 Notes | Interest rate swap contract | Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Notional amount	942		700
Series US-10 Notes | Currency risk
Disclosure of detailed information about hedged items [line items]
Fair value	44
Series US-10 Notes | Interest rate swap contract | Currency risk | Maturing in 2054
Disclosure of detailed information about hedged items [line items]
Notional amount	1,009		$ 750
Series US-10 Notes | Forward Starting Interest Rate Swap | Maturing in 2054
Disclosure of detailed information about hedged items [line items]
Notional amount	336
Series US-10 Notes | Forward Starting Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Hedging instrument, assets	20
Series US-8 Notes
Disclosure of detailed information about hedged items [line items]
Notional amount							$ 1,138	$ 850
Series US-8 Notes | Currency risk
Disclosure of detailed information about hedged items [line items]
Fair value	37	37
Series US-8 Notes | Interest rate swap contract | Currency risk | Maturing in 2033
Disclosure of detailed information about hedged items [line items]
Notional amount		1,138		$ 850
Series US-8 Notes | Interest rate swap contract | Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	11	11
Series M-53 Medium Term Notes Debentures | Interest rate swap contract | Maturing in 2027
Disclosure of detailed information about hedged items [line items]
Notional amount	625
Series M-53 Medium Term Notes Debentures | Interest Rate Swaptions
Disclosure of detailed information about hedged items [line items]
Notional amount	625	250
Hedging instrument, liabilities	6
Series M-53 Medium Term Notes Debentures | Interest Rate Swaptions | Maturing in 2027
Disclosure of detailed information about hedged items [line items]
Notional amount	750
Series M-53 Medium Term Notes Debentures | Interest Rate Swaptions | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		425
Series M-52 Medium Term Notes Debentures | Interest rate swap contract | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount	250
Series M-52 Medium Term Notes Debentures | Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		125
Financial assets, at fair value	11	12
Hedging instrument, assets	6
Series M-52 Medium Term Notes Debentures | Interest rate swap contract | Interest rate risk | Maturing in 2030
Disclosure of detailed information about hedged items [line items]
Notional amount		375
Series M-52 Medium Term Notes Debentures | Interest Rate Swaptions | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		375
Early debt redemption costs		1
Series M-57 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount					$ 300
Series M-57 Medium Term Notes Debentures | Interest rate swap contract
Disclosure of detailed information about hedged items [line items]
Notional amount	375
Series M-57 Medium Term Notes Debentures | Interest rate swap contract | Maturing in 2032
Disclosure of detailed information about hedged items [line items]
Notional amount	150
Series M-57 Medium Term Notes Debentures | Interest rate swap contract | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount		125
Financial assets, at fair value	19	24
Series M-57 Medium Term Notes Debentures | Interest rate swap contract | Interest rate risk | Maturing in 2032
Disclosure of detailed information about hedged items [line items]
Notional amount		125
Series M-57 Medium Term Notes Debentures | Interest Rate Swaptions | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Early debt redemption costs		(2)
Series M-17 Medium Term Notes Debentures | Interest Rate Swaptions | Maturing In 2035
Disclosure of detailed information about hedged items [line items]
Notional amount	300
Series M-62 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount					$ 700
Series M-62 Medium Term Notes Debentures | Forward Starting Interest Rate Swap | Maturing in 2029
Disclosure of detailed information about hedged items [line items]
Notional amount		700
Series M-62 Medium Term Notes Debentures | Forward Starting Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	27	22
Series M-62 Medium Term Notes Debentures | Interest Rate Options | Maturing in 2029
Disclosure of detailed information about hedged items [line items]
Notional amount	440
Series M-59 Medium Term Notes Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount									$ 450
Series M-59 Medium Term Notes Debentures | Forward Starting Interest Rate Swap | Interest rate risk | Maturing In 2053
Disclosure of detailed information about hedged items [line items]
Notional amount		125
Series M-61 Medium Term Note Debentures
Disclosure of detailed information about hedged items [line items]
Notional amount						$ 400
Series M-61 Medium Term Note Debentures | Forward Starting Interest Rate Swap | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value	$ 35	48
Series M-61 Medium Term Note Debentures | Forward Starting Interest Rate Swap | Interest rate risk | Maturing In 2053
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 400